Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and BTIG purchased an aggregate of 648,375 Private Placement Units, at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $6,483,750. Each Private Placement Unit consists of one Private Placement Share and one-half of one Private Placement Warrant. Each whole Private Placement Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustments (see Note 7). The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. With certain limited exceptions, the Private Placement Warrants (including the Class A Ordinary Shares issuable upon exercise thereof) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company. If the initial Business Combination is not completed within the Combination Period, the proceeds from the Initial Public Offering and the Private Placement held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and BTIG purchased an aggregate of 648,375 Private Placement Units, at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $6,483,750. Each Private Placement Unit consists of one Private Placement Share and one-half of one Private Placement Warrant. Each whole Private Placement Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustments (see Note 7). The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. With certain limited exceptions, the Private Placement Warrants (including the Class A Ordinary Shares issuable upon exercise thereof) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company. If the initial Business Combination is not completed within the Combination Period, the proceeds from the Initial Public Offering and the Private Placement held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).